ADVANCED SERIES TRUST

AST AQR Large-Cap Portfolio

AST Cohen & Steers Realty Portfolio

AST Goldman Sachs Global Income Portfolio

AST Goldman Sachs Multi-Asset Portfolio

AST International Growth Portfolio

AST Prudential Core Bond Portfolio

AST Wellington Management Real Total Return Portfolio

AST Western Asset Core Plus Bond Portfolio

Supplement dated June 27, 2016 to the

Currently Effective Prospectus and Summary Prospectuses

This supplement should be read in conjunction with your currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) and the Summary Prospectuses (each, the Summary Prospectus) for the AST AQR Large-Cap Portfolio, AST Cohen & Steers Realty Portfolio, AST Goldman Sachs Global Income Portfolio, AST Goldman Sachs Multi-Asset Portfolio, AST International Growth Portfolio, AST Prudential Core Bond Portfolio, AST Wellington Management Real Total Return Portfolio and the AST Western Asset Core Plus Bond Portfolio, and should be retained for future reference and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Trust Prospectus.

A.	AST AQR Large-Cap Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST AQR Large-Cap Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST AQR Large-Cap Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.82%
Fee Waiver and/or Expense Reimbursement	- 0.09%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.73%

(1) The Manager has contractually agreed to waive 0.086% of its investment management fee through June 30, 2017. This contractual investment management fee waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST AQR Large-Cap Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST AQR Large-Cap Portfolio	$75	$253	$446	$1,005

B.	AST Cohen & Steers Realty Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Cohen & Steers Realty Portfolio is revised, as of July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Cohen & Steers Realty Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.82%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement	- 0.07%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.03%

(1) The Manager has contractually agreed to waive 0.07% of its investment management fee through June 30, 2017. This contractual investment management fee waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Cohen & Steers Realty Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Cohen & Steers Realty Portfolio	$105	$343	$599	$1,334

C.	AST Goldman Sachs Global Income Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Goldman Sachs Global Income Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Goldman Sachs Global Income Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.63%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses(2)	0.05%
Total Annual Portfolio Operating Expenses	0.93%
Fee Waiver and/or Expense Reimbursement	- 0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.90%

(1) The Portfolio commenced operations on July 13, 2015.

(2) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated.

(3) The Manager has contractually agreed to waive 0.029% of its investment management fee through June 30, 2017. This contractual investment management fee waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Goldman Sachs Global Income Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Global Income Portfolio	$92	$293	$512	$1,140

D.	AST Goldman Sachs Multi-Asset Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Goldman Sachs Multi-Asset Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Goldman Sachs Multi-Asset Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.76%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	1.08%
Fee Waiver and/or Expense Reimbursement	- 0.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.94%

(1) The Manager has contractually agreed to waive 0.144% of its investment management fee through June 30, 2017. This waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Goldman Sachs Multi-Asset Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Multi-Asset Portfolio	$96	$330	$582	$1,305

E.	AST International Growth Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST International Growth Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST International Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.81%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement	- 0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.09%

(1) The Manager has contractually agreed to waive 0.011% of its investment management fee through June 30, 2017. This arrangement may not be terminated without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST International Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST International Growth Portfolio	$111	$349	$605	$1,339

F.	AST Prudential Core Bond Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Prudential Core Bond Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Prudential Core Bond Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.47%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.74%

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Prudential Core Bond Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Prudential Core Bond Portfolio	$76	$237	$411	$918

G.	AST Wellington Management Real Total Return Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Wellington Management Real Total Return Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Wellington Management Real Total Return Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (1)
Management Fees	1.04%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses(2)	1.23%
Acquired Portfolio Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	2.55%
Fee Waiver and/or Expense Reimbursement	- 1.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	1.45%

(1)The Portfolio commenced operations on July 13, 2015.

(2)Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated.

(3) The Manager has contractually agreed to waive 0.133% of its investment management fee through June 30, 2017. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses so that the investment management fee plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) for the Portfolio does not exceed 1.42% of the average daily net assets of the Portfolio through June 30, 2017. These arrangements may not be terminated without the prior approval of the Trust’s Board of Trustees.

H.	AST Western Asset Core Plus Bond Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Western Asset Core Plus Bond Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Western Asset Core Plus Bond Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.51%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.78%
Fee Waiver and/or Expense Reimbursement	- 0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.74%

(1) The Manager has contractually agreed to waive 0.04% of its investment management fee through June 30, 2017. This waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Western Asset Core Plus Bond Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Western Asset Core Plus Bond Portfolio	$76	$245	$429	$962

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSUP5